Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
NorthStar 3 LLC
Schedule of Carrying Amount and Classification of Assets and Liabilities as Consolidated

The carrying amount and classifications of NorthStar #3 assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows, with no restrictions or obligations to use certain assets to settle associated liabilities:

	December 31,
($ in thousands)	2012	2011
Assets
Cash and Cash Equivalents	$14	$10
Wells and Facilities in Progress	4,559	5,059

Total Assets	$4,573	$5,069
Liabilities
Accounts Payable	$6	$134
Note Payable	4,633	4,935

Total Liabilities	$4,639	$5,069

Water Solutions
Schedule of Carrying Amount and Classification of Assets and Liabilities as Consolidated

The table below sets forth the carrying amount and classifications of Water Solutions’ assets and liabilities as of December 31, 2012 and 2011, with no restrictions or obligations to use certain assets to settle associated liabilities:

	December 31,
($ in thousands)	2012	2011
Assets
Cash and Cash Equivalents	$741	$374
Accounts Receivable	3,360	877
Inventory, Prepaid Expenses and Other	13	11
Other Property and Equipment	3,560	561
Wells and Facilities in Progress	221	134
Accumulated Depreciation, Depletion and Amortization	(501)	(75)
Deferred Financing Costs and Other Assets—Net	199	192

Total Assets	$7,593	$2,074

Liabilities
Accounts Payable	$1,554	$481
Accrued Expenses	1,036	119
Senior Secured Line of Credit and Long-Term Debt	965	100

Total Liabilities	$3,555	$700